Trade, other receivables and tax receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of receivables by due date
The following table summarizes Trade, other receivables and Tax receivables by due date:

	At December 31,
	2019					2018
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€2,064	€—	€—	€—	€2,064	€2,048	€—	€—	€—	€2,048
Receivables from financing activities	2,855	294	6	300	3,155	3,304	297	13	310	3,614
Other receivables	1,709	695	1,381	2,076	3,785	1,836	1,086	88	1,174	3,010
Total Trade and other receivables	€6,628	€989	€1,387	€2,376	€9,004	€7,188	€1,383	€101	€1,484	€8,672

Tax receivables	€372	€51	€43	€94	€466	€419	€53	€18	€71	€490

Disclosure of allowance for credit losses
Trade receivables are shown net of an ECL allowance, which is calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2019	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2019
	(€ million)
ECL allowance - Trade receivables	€247	€32	€(42)	€—	€237
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2019	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2019
	(€ million)
ECL allowance - Receivables from financing activities	€27	€68	€(72)	€—	€23

Disclosure of credit risk exposure
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2019			2018
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€1,989	€293	€2,282	€1,920	€310	€2,230
ECL allowance	(53)	(184)	(237)	(65)	(182)	(247)
Carrying amount	€1,936	€109	€2,045	€1,855	€128	€1,983
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2019				2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€2,369	€194	€35	€2,598	€2,465	€168	€35	€2,668
ECL allowance	(10)	(2)	(11)	(23)	(13)	(2)	(12)	(27)
Carrying amount	€2,359	€192	€24	€2,575	€2,452	€166	€23	€2,641

Schedule of receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Group and are summarized as follows:

	At December 31,
	2019	2018
	(€ million)
Dealer financing	€2,317	€2,654
Retail financing	613	601
Finance leases	3	3
Other	222	356
Total Receivables from financing activities	€3,155	€3,614

Disclosure of transferred financial assets that are not derecognised in their entirety
At December 31, 2019 and 2018, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2019			2018
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€11	€140	€151	€30	€427	€457
Carrying amount of the related liabilities (Note 21)	€11	€140	€151	€30	€427	€457